Property, Plant and Equipment - Summary of Property, Plant and Equipment, Net (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 82,164,536	$ 69,968,114
Less: Accumulated depreciation and amortization	(24,338,575)	(21,204,082)
Property, plant and equipment, net	57,825,961	48,764,032
Refrigeration Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	47,789,991	35,649,423
Machinery and Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	19,677,778	20,767,207
Building and Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	9,985,917	9,892,291
Furniture and Office Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,826,249	1,727,248
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	627,962	1,474,741
Construction in Progress
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	1,941,754	143,274
Automotive Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 314,885	$ 313,930